Cover	Aug. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41835
Entity Registrant Name	AGAPE ATP CORPORATION
Entity Central Index Key	0001713210
Entity Tax Identification Number	36-4838886
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1705 – 1708, Level 17, Tower 2, Faber Towers
Entity Address, Address Line Two	Jalan Desa Bahagia
Entity Address, Address Line Three	Taman Desa
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	58100
City Area Code	+(60) 192230099
Local Phone Number	192230099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false